Document and Entity Information	May 13, 2021
Cover [Abstract]
Entity Registrant Name	Palo Alto Networks Inc
Amendment Flag	false
Entity Central Index Key	0001327567
Document Type	8-K/A
Document Period End Date	May 13, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-35594
Entity Tax Identification Number	20-2530195
Entity Address, Address Line One	3000 Tannery Way
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	(408)
Local Phone Number	753-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	PANW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Form 8-K/A amends our Form 8-K filed on May 14, 2021 (“Original Form 8-K”) solely to correct Ms. Bawa’s age to 43 years.